Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-diluted

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2020 and 2019 because their effect was anti-dilutive:

	As of As of December 31,
	2020	2019
Warrants to purchase common stock	2,502,915	937,904
Series C-1 Convertible Preferred stock	196,093	196,093
Convertible notes	8,097,166	3,676,471
Total	10,796,174	4,810,468